SHARE BASED COMPENSATION (Details 3) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
SHARE-BASED COMPENSATION (Tables)
Unamortized expected future compensation expense	$ 2,300,286	$ 2,017,501
Remaining weighted average amortization period	2 years 6 months 25 days	2 years 4 months 6 days